As filed with the Securities and Exchange Commission on January 26, 2018
SEC File Nos. 333-29511 and 811-08261
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

Registration Statement Under the Securities Act of 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 67 [X]
and/or
Registration Statement Under the Investment Company Act of 1940 [X]
Amendment No. 69 [X]
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Madison Funds
550 Science Drive
Madison, WI 53711
(800) 767-0300
(Registrant's Exact Name, Address and Telephone Number)

Kevin S. Thompson
Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and Address of Agent for Service)
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It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on February 23, 2018 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 55 to its Registration Statement until February 23, 2018. Post-Effective Amendment No. 55 to the Registrant’s Registration Statement relates to the Class T of the Registrant. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 55 under the Securities Act of 1933 and Amendment No. 57 under the Investment Company Act of 1940, filed on February 17, 2017, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 67 of this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Madison and State of Wisconsin, on this 26th day of January, 2018.

Madison Funds

By: /s/ Katherine L. Frank
Katherine L. Frank
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/Katherine L. Frank	President and Trustee (Principal	January 26, 2018
Katherine L. Frank	Executive Officer)

/s/Greg D. Hoppe	Treasurer (Principal Financial	January 26, 2018
Greg D. Hoppe	Officer)

*	Trustee	January 26, 2018
James R. Imhoff, Jr.

*	Trustee	January 26, 2018
Steven P. Riege

*	Trustee	January 26, 2018
Richard E. Struthers

*	Trustee	January 26, 2018
Carrie J. Thome

*By: /s/ Kevin S. Thompson
Kevin S. Thompson
*Pursuant to Power of Attorney